Share capital - Authorized Share Capital Narrative (Details)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 CHF (SFr) SFr / shares shares	Oct. 17, 2022 SFr / shares	Jun. 30, 2022 SFr / shares	Jun. 23, 2022 SFr / shares	Jun. 17, 2022 SFr / shares	May 06, 2022 SFr / shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 CHF (SFr) shares	Nov. 26, 2021 SFr / shares	Nov. 26, 2021 $ / shares	Sep. 09, 2021 SFr / shares	Sep. 09, 2021 $ / shares	Mar. 31, 2021 SFr / shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CHF (SFr) SFr / shares shares	Oct. 19, 2020 SFr / shares	Oct. 19, 2020 $ / shares	Sep. 21, 2020 SFr / shares	Sep. 21, 2020 $ / shares	Feb. 12, 2020 SFr / shares	Feb. 12, 2020 $ / shares	Dec. 31, 2019 USD ($)
Disclosure of classes of share capital [line items]
Equity | $	$ 213,368,000							$ 115,999,000							$ 32,238,000								$ 9,262,000
Par value per share (in CHF/USD per share) | (per share)	$ 0.05	SFr 0.05	SFr 0.05	SFr 0.05	SFr 0.05	SFr 0.05	SFr 0.05			SFr 0.05	$ 0.05	SFr 0.05	$ 0.05	SFr 0.01	$ 0.05	SFr 0.05	SFr 0.05	$ 0.05	SFr 0.05	$ 0.05	SFr 0.05	$ 0.05
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares authorized (in shares)	3,144,360	3,144,360						15,874,000	15,874,000						1,060,000	1,060,000
Preferred shares
Disclosure of classes of share capital [line items]
Number of shares authorized (in shares)															12,337,835	12,337,835
Authorized share capital
Disclosure of classes of share capital [line items]
Equity	$ 170,000	SFr 157,218						$ 733,000	SFr 793,700						$ 752,000	SFr 669,892